Note 38 Insurance And Reinsurance Contracts In Income And Expense (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Insurance and reinsurance contracts in income and expense [Line Items]
Income arising from insurance contracts	€ 1,350,000,000	€ 1,307,000,000
Expense arising from insurance contracts	909,000,000	765,000,000
Net income arising from insurance contracts	€ 441,000,000	€ 542,000,000